Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial risk management
Schedule of break down of group's net assessed financial position exposure to currency risk

12.31.17
Amount of foreign currency (i)		Exchange rate	Amount in local currency (ii)
Assets
US$	372	18.549	(iii) 7,094
G	120,029	0.003	399

EURO	3	22.283	70

	Total assets		7,563

Liabilities
US$	(939)	18.649	(17,568)
G	(233,891)	0.003	(773)

EURO	(11)	22.450	(259)

	Total liabilities		(18,600)

	Net liabilities		(11,037)

(i)US$ = United States dollar; G= Guaraníes.

(ii)As foreign currency figures and their amount in argentine pesos are in millions, the calculation of the amount of the foreign currency by its exchange rate could not be exact.

(iii)Includes 371 corresponding to Government bonds at fair value (equivalent to US$ 12 million).

12.31.16
Amount of foreign currency (i)		Exchange rate	Amount in local currency (ii)
Assets
US$	241	15.790	(iii) 4,067
G	250,865	0.003	684

EURO	7	16.625	124

	Total assets		4,875

Liabilities
US$	(859)	15.890	(13,648)
G	(311,279)	0.003	(848)

EURO	(9)	16.770	(158)

	Total liabilities		(14,654)

	Net liabilities		(9,779)

(i)US$ = United States dollar; G= Guaraníes.

(ii)As foreign currency figures and their amount in argentine pesos are in millions, the calculation of the amount of the foreign currency by its exchange rate could not be exact.

(iii)Includes 735 corresponding to Government bonds at fair value (equivalent to US$ 45 million).

Schedule of sensitivity analysis for interest rate risk
Financial debt	Financial debt currency	Amount (in millions)	Effect (in millions)
Bank overdrafts		$135	0.1
Notes		$871	0.9
Notes	US$	78	1.4
Bank loans	US$	500	9.3

Schedule of theoretical exposure of credit risk

Date due	Banks and cash equivalents	Investments	Trade receivables, net	Other receivables, net	Total
Total due	-	-	1,807	-	1,807
Total not due	2,831	6,082	6,841	455	16,209
Total as of December 31, 2017	2,831	6,082	8,648	455	18,016

Schedule of working capital breakdown and its main variations

	2017	2016	Variation
Trade receivables	8,636	7,577	1,059
Other receivables (not considering financial NDF)	1,431	1,011	420
Inventories	1,854	1,278	576
Current liabilities (not considering financial debt)	(18,793)	(13,245)	(5,548)

Operative working capital - negative	(6,872)	(3,379)	(3,493)

Over revenues	(10.5)%	(6.4)%

Cash and cash equivalents	2,831	3,945	(1,114)
Financial NDF	60	-	60
Investments	3,426	1,751	1,675
Current financial debt	(3,194)	(3,266)	72

Net Current financial asset	3,123	2,430	693

Negative operating working capital (current assets – current liabilities)	(3,749)	(949)	(2,800)
Liquidity rate	0.83	0.94	(0.11)

Schedule of breakdown of financial liabilities into relevant maturity groups

Maturity Date	Trade payables	Debt	Salaries and social security payables	Other liabilities	Total
Due	319	-	-	-	319
January 2018 thru December 2018	11,164	3,389	2,055	70	16,678
January 2019 thru December 2019	66	3,043	187	21	3,317
January 2020 thru December 2020	45	2,687	56	-	2,788

January 2021 and thereafter	5	4,984	47	-	5,036

	11,599	14,103	2,345	91	28,138